Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets Explanatory [Abstract]
Commitments and contingencies
Commitments and contingencies
Contingencies
From time to time, the Company has been and may become involved in legal proceedings arising in the ordinary course of its business.
On August 9, 2017, a putative securities class action captioned Andrew Renner v. Sequans Communications S.A., Georges Karam, and Deborah Choate (Case 1:17-cv-04665) was filed in the U.S. District Court for the Eastern District of New York. The plaintiff alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 based on purported misrepresentations regarding Sequans’ revenue recognition policy in the Company’s Form 20-F annual reports filed on April 29, 2016 and March 31, 2017. The complaint seeks unspecified damages and costs and fees. On August 10, 2017, an almost identical class action complaint captioned Kevin Shillito v. Sequans Communications S.A., Georges Karam, and Deborah Choate (Case 2:17-cv-04707) was filed in the same court. On September 28, 2017, the Shillito action was consolidated with the Renner action. On October 10, 2017, candidates to be the lead plaintiff filed motions to appoint a lead plaintiff and lead counsel. On February 6, 2018, the Court appointed the lead plaintiffs and lead counsel. Lead plaintiffs filed their Consolidated Amended Complaint (the “CAC”) on April 9, 2018, which did not significantly alter the allegations made in the earlier pleadings. On May 24, 2018, the Company, Mr. Karam and Ms. Choate filed a pre-motion letter requesting permission to file a motion to dismiss the CAC, a request that was granted on August 21, 2018. The motion to dismiss was fully briefed and filed (along with lead plaintiffs’ opposition briefing) on November 30, 2018. On December 12, 2018, at the parties’ request, the Court stayed the action pending a scheduled mediation.  The mediation occurred on February 7, 2019, but did not result in a resolution of the case. On February 12, 2019, the Court lifted the stay, and the parties await the Court’s decision on the previously-filed motion to dismiss.

The Company has estimated the financial effect on the Company that will result from ultimate resolution of the proceedings and has recorded a provision for $352,000 as of December 31, 2018. Management is not aware of any other legal proceedings that, if concluded unfavorably, would have a significant impact on the Company's financial position, operations or cash flows.
Bank guarantee
A bank guarantee was issued in favor of the owners of new leased office space in France, in order to secure six months of lease payments, for an amount of $336,000 as of December 31, 2018 ($352,000 as of December 31, 2017). This guarantee was secured by the pledge of certificates of deposit and mutual funds for 100% of the amount of the guarantee. The total value of investments secured to cover this bank guarantee was $337,000 at December 31, 2018 ($353,000 at December 31, 2017).
Pledge of assets

As security for the payment and repayment of the venture debt (see Note 14.2 to these Consolidated Financial Statements), the Company has granted to Harbert a first ranking pledge over the receivables the Company holds against its customers other than customers covered by the factoring agreement. The carrying amount was $4.1 million as of December 31, 2018. The Company has also agreed to grant to Harbert a first ranking pledge over specified bank accounts', which had a carrying amount of $11.9 million as of December 31, 2018 and a pledge over its IP rights. Prior to an event of default, the amounts within the pledged accounts are not restricted; however, the pledge agreement stipulates certain covenants with which the Company must comply.
Operating leases
The determination of whether an arrangement is a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is a lease if fulfillment of the arrangement is dependent on the use of a specific asset and the arrangement conveys a right to use the asset. The Company has long-term operating leases for office and equipment rental. Future minimum undiscounted lease payments under long-term operating leases are as follows:

	December 31,
	2016	2017	2018
	(in thousands)
Within one year	$1,864	$2,252	$1,541
After one year but not more than five years	3,165	1,545	515
More than five years	—	—	2
Total minimum lease payments	$5,029	$3,797	$2,058

The table above does not include amounts for expected renewal periods that have not been committed to as of December 31, 2018.
Total operating lease expense for the year ended December 31, 2018 was $2,963,000 (2017: $2,655,000; 2016: $2,426,000).
Purchase commitments
As of December 31, 2018, the Company had $6.0 million of non-cancelable purchase commitments with its third-party manufacturer and suppliers for future deliveries of equipment and components, principally during the first half of 2019.